Lease Liability - Summary of Future Minimum Lease Payments (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
2025	$ 74,490
Total undiscounted future minimum lease payments	74,490
Less: imputed interest	(2,631)
Present value of lease liabilities	$ 71,859	$ 53,316